Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 6,290,672	$ 7,943,053	$ 7,948,173
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation	58,867	123,339	23,088
Deferred tax expense		319,252	(319,252)
Depreciation and amortization	4,086,740	3,177,954	2,681,293
Bad debt provisions	160,902	2,835	36,938
Unrealized losses (gains)	34,417	(60,225)
Inventory reserve	24,675	32,576
Gain on disposal of fixed assets	116,989	(12,687)
Changes in operating assets:
Accounts receivable	(2,372,548)	(6,870,015)	(2,224,191)
Advances to suppliers	(24,826)	(338,783)	364,925
Inventories	(3,510,031)	(3,688,956)	1,184,796
Other assets	(85,699)	(1,382,287)	95,350
Security deposit for sale leaseback	(523,839)	(755,934)
Changes in operating liabilities:
Accounts payable	(1,096,970)	6,019,466	(2,737,576)
Advance from customers	(50,007)	43,277	(66,731)
Deferred gains	(583,978)	679,774
Taxes payable	(678,259)	(557,587)	425,412
Accrued and other liabilities	627,533	470,105	548,382
Net cash provided by operating activities	2,474,638	5,145,157	7,960,607
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(6,547,155)	(4,010,576)	(5,471,455)
Additions to construction in progress	(10,231,413)	(12,679,337)
Cash receipts from disposal property and equipment	13,352	19,296
Cash decrease in certificates of deposit	1,479,874	1,505,061	(1,986,668)
Prepayments for construction and equipment purchase	(480,689)	(1,974,046)	(1,047,526)
Repayments of deposit and prepayments for construction and equipment purchase	1,358,566	1,354,585
Purchase of intangible assets	(2,602)	(8,298,564)	(264,577)
Net cash used in investing activities	(14,410,067)	(24,083,581)	(8,770,226)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	35,582,827	30,660,941	42,684,057
Repayments of short-term borrowings	(25,270,011)	(26,983,488)	(46,039,616)
Proceeds from long-term borrowings	1,048,749	836,471
Proceeds from bank notes payable	8,175,964	6,150,573	5,318,470
Repayments of bank notes payable	(5,954,218)	(6,252,747)	(5,560,034)
Repayment of third party borrowing		(180,611)
Proceeds from loans from related parties		55,484
Repayments of loans from related parties	(57,148)		(37,764)
Proceeds from other payable - sales lease back	2,906,977	3,941,746
Repayments of other payable - sales lease back	(2,638,787)	(172,154)
Change in restricted cash	(1,811,242)	(358,888)	97,928
Proceeds from issuance of stocks			18,594,972
Net cash provided by financing activities	11,983,111	7,697,327	15,058,013
EFFECT OF EXCHANGE RATES CHANGES ON CASH AND CASH EQUIVALENTS	64,928	(322,674)	(74,554)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	112,610	(11,563,771)	14,173,840
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	4,009,784	15,573,554	1,399,714
CASH AND CASH EQUIVALENTS, ENDING OF THE YEAR	4,122,394	4,009,784	15,573,554
Cash paid during the period for:
Interest paid	836,401	762,868	1,136,896
Income tax paid	1,433,998	2,331,173	1,257,004
Non-cash investing activities:
Transfer from construction in progress to fixed assets	15,545,784	1,209,221	3,913,677
Accounts payable for purchasing fixed assets	1,162,202
Transfer from advance payments to fixed assets	$ 191,868	$ 296,853	$ 726,445